Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 38	$ 41	$ 76	$ 82
Net interest (income) expense on net defined benefit (asset) liability	(15)	(15)	(30)	(32)
Impact of plan amendments				(1)
Administrative expenses	3	2	6	4
Benefits expense	26	28	52	53
Government pension plans expense	105	121	209	197
Defined contribution expense	64	63	169	144
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	195	212	430	394
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	2	3	3
Net interest (income) expense on net defined benefit (asset) liability	9	10	20	21
Impact of plan amendments			(84)
Administrative expenses
Benefits expense	11	12	(61)	24
Government pension plans expense
Defined contribution expense
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$ 11	$ 12	$ (61)	$ 24